Other Payables and Accrued Expenses (Details) - Schedule of Other Payables and Accrued Expenses	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)
Schedule of Other Payables and Accrued Expenses [Abstract]
Salary and benefit payables	¥ 22,500,277	$ 142,823	¥ 23,307,275
Outsourced development costs	18,422,782	116,940	6,276,121
Professional service fee	16,364,688	103,876	8,880,909
Communication costs	3,432,583	21,789	3,934,950
Withholding tax	1,066,197	6,768	1,657,172
Corporate business tax	950,000	6,030
Sales proceeds temporarily received for others	925,212	5,872	929,201
Resident tax for employees	356,600	2,264	687,400
Others	1,555,503	9,874	1,577,436
Other payables and accrued expenses	¥ 65,573,842	$ 416,236	¥ 47,250,464